Other Charges (Tables)	6 Months Ended
Jul. 31, 2025
Schedule of components of other charges

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Acquisition-related costs	959	1,311	4,444	3,389
Contingent consideration accretion and adjustments	96	(1,247)	(59)	541
Restructuring plans	4,064	86	4,183	138
	5,119	150	8,568	4,068

Fiscal 2025 Restructuring Plan
Schedule of changes in restructuring plan

	Workforce
	Reduction	Total
Balance at January 31, 2025	162	162
Accruals and adjustments	80	80
Cash draw downs	(242)	(242)
Balance at July 31, 2025	—	—

Fiscal 2026 Restructuring Plan
Schedule of changes in restructuring plan

	Workforce	Office
	Reduction	Closures	Other	Total
Balance at January 31, 2025	—	—	—	—
Accruals and adjustments	3,846	164	58	4,068
Cash draw downs	(3,311)	(164)	(58)	(3,533)
Balance at July 31, 2025	535	—	—	535